Premises and Equipment	12 Months Ended
Mar. 31, 2024
Property, Plant and Equipment [Abstract]
Premises and Equipment	PREMISES AND EQUIPMENT
Premises and equipment at March 31, 2023 and 2024 consisted of the following:

	2023	2024
	(in millions)
Land	¥393,932	¥389,349
Buildings	800,821	798,542
Equipment and furniture	509,828	556,956
Leasehold improvements	255,712	267,614
Construction in progress	34,679	29,595
Total	1,994,972	2,042,056
Less accumulated depreciation	1,134,394	1,169,029
Premises and equipment-net	¥860,578	¥873,027
For the fiscal years ended March 31, 2022, 2023 and 2024, the MUFG Group recognized ¥6,574 million, ¥5,317 million and ¥2,941 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥58 million, ¥174 million and ¥5,468 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2022, 2023 and 2024, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.